Financial liabilities designated at fair value through profit or loss - Summary of Contractual Liability (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial assets designated as measured at fair value through profit or loss [Line Items]
Expiration payment	₩ 8,001,931	₩ 7,519,962
Carrying amount	8,220,475	7,796,727
Difference from carrying amount	₩ (218,544)	₩ (276,765)